Contingent liabilities and commitments - Summary of contingent liabilities and commitments (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Contingent liabilities	€ 42,821	€ 44,544
Guarantees issued by ING Groep N.V.	197	336
Irrevocable facilities	166,810	161,940
Contingent liabilities and commitments	209,828	206,820
Contingent liabilities in respect of guarantees
Disclosure of contingent liabilities [line items]
Contingent liabilities	27,894	28,859
Contingent liabilities in respect of irrevocable letters of credit
Disclosure of contingent liabilities [line items]
Contingent liabilities	14,925	15,682
Contingent liabilities in respect of other
Disclosure of contingent liabilities [line items]
Contingent liabilities		€ 3